Average Annual Total Returns - Hartford Ultrashort Bond HLS Fund	IA Since Inception	IA 1 Year	IA 5 Years	IB Since Inception	IB 1 Year	IB 5 Years	Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	1.11%	1.44%	1.56%	0.86%	1.27%	1.30%	1.16%	1.69%	1.59%